Finance Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2018
Finance Expense (Income) [Abstract]
Schedule of net change in fair value of derivatives

	For the year ended December 31
	2018	2017	2016
	USD thousands
Net change in fair value of derivatives
Expenses	-	1,049	5,160
Income	(2,740)	-	(141)
Net change in fair value of derivatives (*)	(2,740)	1,049	5,019

(*)	The derivatives are related to the fair value adjustments of warrants. Warrants issued in 2016 and 2017 included an anti-dilution provision whereby the exercise price of the warrants were subject to “weighted average” ratchet anti-dilution provision, so that upon future issuance of the Company’s ADSs, subject to specified exceptions, at a price less than the exercise price then in effect, the exercise price will be reduced. The ratchet for the 2017 warrants expired on January 14, 2018, and the ratchet for the 2016 Series A warrants expired on November 25, 2016. The 2017 warrants included a cashless exercise feature, which expired on August 8, 2018 when the Company filed a registration statement with the SEC, registering the shares that will derive from future exercise of these warrants. The 2018 warrants include a cashless exercise feature (See Note 20B).

Schedule of financing expenses (Income)

	For the year ended December 31
	2018	2017	2016
	USD thousands
Finance expense
Fees and interest expense	9	26	6
Loss from exchange rate differences, net	106	-	55
Payment to Taoz, see Note 5D	160	-	-
Warrant issuance costs	301	-	-
	576	26	61

	For the year ended December 31
	2018	2017	2016
	USD thousands
Finance income
Income from exchange rate differences, net	-	(22)	-
Interest income from short term deposits	(93)	(106)	(138)
	(93)	(128)	(138)